FAIR VALUE MEASUREMENTS - Schedule Of Assumptions Used In Estimating The Fair Value Of Measurements (Detail) - Valuation Technique, Option Pricing Model	Sep. 30, 2021 yr
Stock price
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Fair value measurements	9.85
Strike price
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Fair value measurements	11.50
Term (in years)
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Fair value measurements	5.0
Volatility
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Fair value measurements	0.165
Risk-free rate
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Fair value measurements	0.0100
Dividend yield
Disclosure Of Assumptions Used In Estimating The Fair Value Of Warrants [Line Items]
Fair value measurements	0.000